FAIR VALUE MEASUREMENTS	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
FAIR VALUE MEASUREMENTS

Note 6 – Trust Account and Fair Value Measurement

The Company complies with FASB ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

Upon the closing of the Public Offering and the private placement, a total of $300,000,000 was deposited into the Trust Account.

As further discussed in these notes to unaudited condensed consolidated financial statements, on June 27, 2024, in connection with the Special Meeting to approve Business Combination and other matters, holders of 1,660,035 Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.38 per share, for an aggregate redemption amount of approximately $18,893,209. Further, on January 9, 2024, in connection with the 2024 Extension Meeting, holders of 2,137,134 Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.05 per share, for an aggregate redemption amount of approximately $23,615,000. Further, on January 11, 2023, in connection with the 2023 Extension Meeting, holders of 26,068,281 Class A Ordinary Shares exercised their right to redeem their shares for cash at $10.16 per share, for an aggregate redemption amount of approximately $265,050,000.

The Company classifies its U.S. government treasury bills and equivalent securities (when it owns them) as held to maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Money market funds are valued at market.

The funds in the Trust Account were held in an interest-bearing cash account at June 30, 2024 and December 31, 2023.

Note 7 – Trust Account and Fair Value Measurement

The Company complies with FASB ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

Upon the closing of the Public Offering and the private placement, a total of $300,000,000 was deposited into the Trust Account.

On January 11, 2023, shareholders redeemed 26,068,281 Class A ordinary shares at $10.16 per share, approximately $265,050,000, from the Trust Account and from Class A ordinary shares subject to redemption as further discussed in these notes to consolidated financial statements.

Subsequent to December 31, 2023, on January 9, 2024, in connection with the 2024 Extension Meeting, holders of 2,137,134 Class A ordinary shares exercised their right to redeem their shares for cash at a redemption price of approximately $11.05 per share, for an aggregate redemption amount of approximately $23,615,331.

Global Partner Acquisition Corp II

Notes to Consolidated Financial Statements

December 31, 2023

The Company classifies its U.S. government treasury bills and equivalent securities (when it owns them) as held to maturity in accordance with FASB ASC 320, “Investments – Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Money market funds are valued at market.

The funds in the Trust Account were held in an interest-bearing cash account at December 31, 2023. The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments at December 31, 2022 consisted of money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets or liabilities as follows:

Description	Carrying Value at December 31, 2022	Quoted Price in Active Markets (Level 1)
Assets:
Money Market Fund	$304,675,000	$304,675,000
Total	$304,675,000	$304,675,000

Stardust Power Inc And Subsidiary [Member]
FAIR VALUE MEASUREMENTS

NOTE 10 – FAIR VALUE MEASUREMENTS

The following tables summarize the Company’s assets and liabilities that are measured at fair value in the unaudited condensed consolidated financial statements:

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$218,556	$-	$-	$218,556
Total financial assets	$218,556	$-	$-	$218,556

	Fair Value Measurements as at September 30, 2024
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities (a)	$67,562	$-	$-	$67,562
Total financial assets	$67,562	$-	$-	$67,562

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes (b)	$-	$-	$5,212,200	$5,212,200
Sponsor earnout shares (c)	-	-	-	-
Total financial liabilities	$-	$-	$5,212,200	$5,212,200

	Fair Value Measurements as at September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Sponsor earnout shares (c)	-	-	2,972,800	2,972,800
Total financial liabilities	$-	$-	$2,972,800	$2,972,800

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2 the audited consolidated financial statements of Legacy Stardust Power and notes thereto for the period March 16, 2023 (inception) to December 31, 2023 included in the Company’s Registration Statement on Form S-4/A filed with the SEC on May 8, 2024.

(c)	For Level 3 earnout liability, the Company assesses the fair value of expected earnout liability at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earnout consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earnout period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earnout. Change in the fair value of earnout liability is reflected in our unaudited condensed consolidated statements of operations.

Stardust Power Inc. and Subsidiaries

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE notes, convertible notes and Sponsor earnout liability:

	SAFE notes at fair value	Convertible notes at fair value	Sponsor Earnout liability at fair value
Balance as at March 16, 2023 (inception)	$-	$-	$-
Issuance of notes	2,000,000	-	-
Change in fair value	-	-	-
Balance as at June 30, 2023	$2,000,000	$-	$-
Issuance of notes	-	-	-
Change in fair value	-	-	-
Balance as at September 30, 2023	$2,000,000	$-	$-
Issuance of notes	3,000,000	-	-
Change in fair value	212,200	-	-
Balance as at December 31, 2023	$5,212,200	$-	$-
Issuance of notes	200,000	-	-
Change in fair value	107,900	-	-
Balance as at March 31, 2024	$5,520,100	$-	$-
Issuance of notes	-	2,100,000	-
Change in fair value	847,100	471,400	-
Balance as at June 30, 2024	$6,367,200	$2,571,400	$-
Issuance of common stock upon conversion	(6,367,200)	(2,571,400)	-
Sponsor earnout liability recognized on closing of Business Combination	-	-	4,608,900
Change in fair value			(1,636,100)
Balance as at September 30, 2024	$-	$-	$2,972,800

The valuation of the Level 3 measurement for SAFE notes considered the probabilities of the occurrence of the scenarios as discussed in Note 2 of the audited consolidated financial statements and notes thereto for the period March 16, 2023 (inception) to December 31, 2023 included in the Company’s Registration Statement on Form S-4/A filed with the SEC on May 8, 2024. The Company valued the SAFE notes based on the occurrence of the preferred financing or a SPAC transaction. As of the date of initial measurement and December 31, 2023, the management has assigned zero probability for a change in control event or a dissolution event. Pursuant to the consummation of the Business Combination and in accordance with the terms of the convertible equity and SAFE note agreements, the SAFE notes and convertible notes converted into 257,216 and 636,916 shares of the Company’s Common Stock.

NOTE 7 — FAIR VALUE MEASUREMENTS

The following tables summarize the Company’s assets and liabilities that are measured at fair value in the consolidated financial statements:

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Other noncurrent assets:
Investment in equity securities(a)	$218,556	$—	$—	$218,556
Total financial assets	$218,556	$—	$—	$218,556

	Fair Value Measurements as at December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
SAFE notes(b)	$—	$—	$5,212,200	$5,212,200
Total financial liabilities	$—	$—	$5,212,200	$5,212,200

(a)	These represent equity investments with a readily determinable fair value. The Company has measured its investments to fair value in accordance with ASC 321, Investments-Equity Securities, based on quoted prices in active markets.

(b)	The valuation of the Level 3 measurement considered the probabilities of the occurrence of the scenarios as discussed in Note 2.

The following table provides a reconciliation of activity and changes in fair value for the Company’s SAFE note using inputs classified as Level 3:

SAFE note at Fair Value
Balance as at March 16, 2023 (inception)	$—
Issuance of SAFE notes	5,000,000
Change in fair value	212,200
Balance as at December 31, 2023	$5,212,200

The valuation of the Level 3 measurement for SAFE notes considered the probabilities of the occurrence of the scenarios as discussed in Note 2. The Company valued the SAFE notes based on the occurrence of the preferred financing or a SPAC transaction. As of the date of initial measurement and as of Dec 31, 2023, the management has assigned zero probability for a change in control event or a dissolution event. The fair value of the SAFE notes was estimated based upon the expected conversion of the SAFE Notes at equity financing or proposed SPAC transaction event with implied total yield at 39.49% as at December 31, 2023. The SAFE notes are expected to be converted into preferred stock or common stock at a discount rate of 20% on the issue price.